Schedule of Company’s Cash Balance (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash Balance	$ 1,374,992	$ 6,769,603	$ 10,003,375
U S Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash Balance	1,374,992	6,671,404
Euros [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash Balance		$ 98,199